Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block]

8.    OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS

The following tables present, as of March 31, 2015 and September 30, 2015, the gross and net of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amount subject to an enforceable master netting arrangement or similar agreement not offset in the condensed consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2015	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,723	¥—	¥16,723	¥(13,145)	¥(732)	¥2,846
Receivables under resale agreements	10,184	(2,911)	7,273	(6,137)	—	1,136
Receivables under securities borrowing transactions	4,660	—	4,660	(4,227)	—	433

Total	¥31,567	¥(2,911)	¥28,656	¥(23,509)	¥(732)	¥4,415

Financial liabilities:
Derivative liabilities	¥16,924	¥—	¥16,924	¥(12,930)	¥(1,475)	¥2,519
Payables under repurchase agreements(1)	24,815	(2,911)	21,904	(21,710)	(3)	191
Payables under securities lending transactions	8,205	—	8,205	(5,808)	(16)	2,381
Obligations to return securities received as collateral	2,651	—	2,651	(273)	—	2,378

Total	¥52,595	¥(2,911)	¥49,684	¥(40,721)	¥(1,494)	¥7,469

At September 30, 2015	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,491	¥—	¥16,491	¥(12,768)	¥(815)	¥2,908
Receivables under resale agreements	8,777	(2,103)	6,674	(6,127)	—	547
Receivables under securities borrowing transactions	6,740	—	6,740	(6,649)	—	91

Total	¥32,008	¥(2,103)	¥29,905	¥(25,544)	¥(815)	¥3,546

Financial liabilities:
Derivative liabilities	¥16,149	¥—	¥16,149	¥(12,440)	¥(1,107)	¥2,602
Payables under repurchase agreements(1)	24,418	(2,103)	22,315	(21,488)	(1)	826
Payables under securities lending transactions	9,086	—	9,086	(9,070)	(1)	15
Obligations to return securities received as collateral	3,042	—	3,042	(45)	—	2,997

Total	¥52,695	¥(2,103)	¥50,592	¥(43,043)	¥(1,109)	¥6,440

Note:	(1)	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,175,858 million and ¥1,321,809 million at March 31, 2015 and September 30, 2015, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.